13F-HR
09/30/04
0001279471
jx3@bebi
NONE
1
Melissa Li
212-984-8801
melissa_li@tigerfund.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2500
Signature, Place and Date of Signing:

    Michael Sears  November 15, 2004

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    88037

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ANDRX CORP DEL		 COMMON STOCK	  034553107	1006	45000 SH       SOLE	01	     45000	  0	   0
D ANCHOR GLASS CONTAINER CP NE	 COMMON STOCK	  03304B300	 254	30900 SH       SOLE	01	     30900	  0	   0
D ALLIANCE GAMING CORP		 COMMON STOCK	  01859P609	 753	50000 SH       SOLE	01	     50000	  0	   0
D ALLSTATE CORP                  COMMON STOCK     020002101     3599    75000 SH       SOLE     01           75000        0        0
D ANHEUSER BUSCH COS INC	 COMMON STOCK	  035229103	1998	40000 SH       SOLE	01	     40000	  0	   0
D BANK NEW YORK INC              COMMON STOCK     064057102     1459    50000 SH       SOLE     01           50000        0        0
D BAXTER INTL INC                COMMON STOCK     071813909     1126    35000 CALL     SOLE     01               0        0        0
D CAL MAINE FOODS INC		 COMMON STOCK	  128030202	 285	26000 SH       SOLE	01	     26000	  0	   0
D CBRL GROUP INC		 COMMON STOCK	  12489V106	1443	40000 SH       SOLE	01	     40000	  0	   0
D CENTRAL VT PUB SVC CORP        COMMON STOCK     155771108     1006    50000 SH       SOLE     01           50000        0        0
D COSTCO WHSL CORP NEW		 COMMON STOCK	  22160K105	1245	30000 SH       SOLE	01	     30000	  0	   0
D EATON CORP		         COMMON STOCK     278058102     2093    33000 SH       SOLE     01           33000        0        0
D EXXON MOBIL CORP               COMMON STOCK     30231G102     2417    50000 SH       SOLE     01           50000        0        0
D FELCOR LODGING TR INC          COMMON STOCK     31430F101     1131   100000 SH       SOLE     01          100000        0        0
D FIRST DATA CORP                COMMON STOCK     319963104     2610    60000 SH       SOLE     01           60000        0        0
D FMC TECHNOLOGIES INC           COMMON STOCK     30249U101      835    25000 SH       SOLE     01           25000        0        0
D GREEN MOUNTAIN PWR CORP        COMMON STOCK     393154109     1224    47000 SH       SOLE     01           47000        0        0
D HEALTH NET INC                 COMMON STOCK     42222G108     3832   155000 SH       SOLE     01          155000        0        0
D HEALTH NET INC                 COMMON STOCK     42222G958     3832   155000 PUT      SOLE     01               0        0        0
D HILFIGER TOMMY CORP		 COMMON STOCK	  G8915Z102	 740	75000 SH       SOLE	01	     75000	  0	   0
D JACKSON HEWITT TAX SVCS INC    COMMON STOCK     468202106     2225   110000 SH       SOLE     01          110000        0        0
D KEYNOTE SYS INC	         COMMON STOCK     493308100      354    25000 SH       SOLE     01           25000        0        0
D KNBT BANCORP INC		 COMMON STOCK	  482921103	 505	30000 SH       SOLE	01	     30000	  0	   0
D LIBERTY MEDIA CORP NEW         COMMON STOCK     530718105      873   100058 SH       SOLE     01          100058        0        0
D MGE ENERGY INC                 COMMON STOCK     55277P104      955    30000 SH       SOLE     01           30000        0        0
D MAGELLAN HEALTH SVCS INC	 COMMON STOCK     559079207     1645    45000 SH       SOLE     01           45000        0        0
D NATUZZI SPA                    SPONSORED ADR    63905A101      594    55000 SH       SOLE     01           55000        0        0
D OCEANEERING INTL INC           COMMON STOCK     675232102      888    24100 SH       SOLE     01           24100        0        0
D PACTIV CORP                    COMMON STOCK     695257105     1860    80000 SH       SOLE     01           80000        0        0
D PALL CORP                      COMMON STOCK     696429307     1225    50030 SH       SOLE     01           50030        0        0
D PLAYTEX PRODS INC              COMMON STOCK     72813P100     1418   225000 SH       SOLE     01          225000        0        0
D R.H. DONNELLEY CORP            COMMON STOCK     74955W307     2221    45000 SH       SOLE     01           45000        0        0
D RALCORP HLDGS INC NEW          COMMON STOCK     751028101     1084    30038 SH       SOLE     01           30038        0        0
D REEBOK INTL LTD                COMMON STOCK     758110100     4041   110044 SH       SOLE     01          110044        0        0
D SAPPI LTD                      SPONSORED ADR    803069202     1719   120067 SH       SOLE     01          120067        0        0
d SEARS ROEBUCK & CO		 COMMON STOCK	  812387108	 399	10000 SH       SOLE	01	     10000	  0	   0
D SPDR TR                        UNIT SER 1       78462F103    23246   208000 SH       SOLE     01          208000        0        0
D SCHWEITZER-MAUDUIT INTL INC	 COMMON STOCK	  808541106	1299	40100 SH       SOLE	01	     40100	  0	   0
D TELEFONOS DE MEXICO SA         SPONSORED ADR    879403780     1937    60034 SH       SOLE     01           60034        0        0
D TIME WARNER INC                COMMON STOCK     887317105     4439   275000 SH       SOLE     01          275000        0        0
D TV AZTECA S A DE C V           COMMON STOCK     901145102     1013   100060 SH       SOLE     01          100060        0        0
D UST INC                        COMMON STOCK     902911106     1209    30018 SH       SOLE     01           30018        0        0
S REPORT SUMMARY                 42 DATA RECORDS               88037        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       09/30/04
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                            43
               Total Records                   42
               Total Omitted                    1
Report Market Value x($1000)                88037
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        Quantity  Market Value
  669947400      NOVASTAR FINL INC    4000      174

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